Phaeacian Global Value Fund
PORTFOLIO OF INVESTMENTS
December 31, 2020 (Unaudited)
COMMON STOCKS – 100.1%	Shares	Fair Value
APPLICATION SOFTWARE – 11.3%
Dassault Systemes SE (France)	23,639	$4,794,453
Microsoft Corp. (United States)	30,800	6,850,536
Oracle Corp. (United States)	60,980	3,944,796
SAP SE (Germany)	35,583	4,608,668
		$20,198,453
IT SERVICES – 10.5%
Accenture PLC (United States)	16,993	$4,438,742
Adyen N.V. (Netherlands) (a),(b)	2,800	6,505,917
Capgemini SE (France)	40,442	6,290,850
Euronet Worldwide Inc. (United States) (a)	10,500	1,521,660
		$18,757,169
INTERACTIVE MEDIA & SERVICES – 9.2%
Alphabet Inc. (United States) (a)	3,674	$6,436,407
NAVER Corp. (South Korea)	13,342	3,596,593
Tencent Holdings Ltd. (China)	89,592	6,446,485
		$16,479,485
ENTERTAINMENT – 7.2%
Activision Blizzard Inc. (United States)	70,550	$6,550,568
Ubisoft Entertainment S.A. (France) (a)	64,648	6,230,037
		$12,780,605
COMMERCIAL SERVICES & SUPPLIES – 6.4%
Babcock International Group PLC (United Kingdom) (a)	823,613	$3,147,231
ISS A/S (Denmark) (a)	359,013	6,175,609
S-1 Corp. (South Korea)	26,736	2,093,451
		$11,416,291
HEALTH CARE SUPPLIES – 5.9%
Alcon Inc. (Switzerland) (a)	91,989	$6,107,715
Koninklijke Philips N.V. (Netherlands) (a)	82,770	4,458,617
		$10,566,332
CHEMICALS – 5.3%
Hexpol AB (Sweden)	484,978	$5,192,499
Koninklijke DSM N.V. (Netherlands)	24,591	4,228,943
		$9,421,442
TEXTILES, APPAREL & LUXURY GOODS – 4.5%
Cie Financiere Richemont S.A. (Switzerland)	25,679	$2,319,893
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Phaeacian Global Value Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2020 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
EssilorLuxottica S.A. (France)	36,957	$5,759,172
		$8,079,065
MEDIA – 3.8%
S4 Capital PLC (United Kingdom) (a)	377,554	$2,581,525
Stroeer SE & Co. KGaA (Germany)	41,806	4,131,440
		$6,712,965
TRADING COMPANIES & DISTRIBUTORS – 3.7%
Electrocomponents PLC (United Kingdom)	549,848	$6,537,898
BEVERAGES – 3.7%
Ambev S.A. (Brazil) (a)	478,826	$1,447,556
Britvic PLC (United Kingdom)	257,671	2,862,229
Heineken Holding N.V. (Netherlands)	23,412	2,203,728
		$6,513,513
BUILDING PRODUCTS – 3.2%
Cie de Saint-Gobain (France) (a)	76,101	$3,500,068
dormakaba Holding A.G. (Switzerland)	3,853	2,187,790
		$5,687,858
PROFESSIONAL SERVICES – 3.2%
Pagegroup PLC (United Kingdom) (a)	233,626	$1,427,858
RELX PLC (United Kingdom)	90,262	2,208,478
SGS S.A. (Switzerland)	670	2,019,629
		$5,655,965
SEMICONDUCTOR MANUFACTURING – 2.9%
ASML Holding N.V. (Netherlands)	5,858	$2,836,310
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	21,796	2,376,636
		$5,212,946
HOUSEHOLD DURABLES – 2.7%
Sony Corp. (Japan)	48,076	$4,844,527
SPECIALTY RETAIL – 2.6%
GrandVision N.V. (Netherlands) (a),(b)	74,709	$2,327,340
O'Reilly Automotive Inc. (United States) (a)	4,900	2,217,593
		$4,544,933
MULTILINE RETAIL – 2.5%
Dollar General Corp. (United States)	21,309	$4,481,283

Phaeacian Global Value Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2020 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
HEALTH CARE PROVIDERS & SERVICES – 2.3%
Laboratory Corp. of America Holdings (United States) (a)	20,100	$4,091,355
INSURANCE – 1.5%
RenaissanceRe Holdings Ltd. (United States)	16,565	$2,746,808
FOOD PRODUCTS – 1.4%
Alicorp SAA (Peru)	1,283,112	$2,534,323
PERSONAL PRODUCTS – 1.2%
Unilever PLC (United Kingdom)	36,472	$2,187,360
AEROSPACE & DEFENSE – 1.0%
General Dynamics Corp. (United States)	11,700	$1,741,194
CONSTRUCTION MATERIALS – 1.0%
CRH PLC (Ireland)	40,940	$1,741,038
FOOD & STAPLES RETAILING – 0.9%
Empire Co. Ltd. (Canada)	56,038	$1,531,591
OTHER COMMON STOCKS — 2.2%(c)		$3,918,697
TOTAL COMMON STOCKS–100.1% (Cost $131,236,947)		$178,383,096
TOTAL INVESTMENTS–100.1% (Cost $131,236,947)		$178,383,096
Other Assets and Liabilities, net – (0.1)%		(153,123)
NET ASSETS–100.0%		$178,229,973

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
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